Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	PROPERTY, PLANT AND EQUIPMENT

As at December 31, 2021 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	18,970	6,307	1,183	13,846
Distribution	12,045	4,163	95	7,977
Communication	1,466	1,122	61	405
Administration and service	1,963	1,022	78	1,019
Easements	679	84	—	595
	35,123	12,698	1,417	23,842

As at December 31, 2020 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	18,213	5,989	876	13,100
Distribution	11,544	3,949	101	7,696
Communication	1,395	1,079	45	361
Administration and service	1,729	959	113	883
Easements	671	80	—	591
	33,552	12,056	1,135	22,631
Financing charges capitalized on property, plant and equipment under construction were $57 million in 2021 (2020 - $46 million).